Consolidated Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Consolidated Statements Of Operations [Abstract]
Schedule of gross revenue
Years ended December 31:	2018	2017	2016
Merchant banking products and services	$124,059	$249,581	$1,078,745
Interest	676	973	3,056
Dividends	168	—	6
Gain on securities, net	3,856	—	—
Other, including medical and real estate sectors	10,992	23,481	49,850
Revenue	$139,751	$274,035	$1,131,657

Schedule of group's costs of sales and services comprised
Years Ended December 31:	2018	2017	2016
Merchant banking products and services	$119,552	$223,049	$1,027,627
Credit losses on loans and receivables and guarantees, net of recoveries	34,985*	23,923*	17,023*
Market value decrease (increase) on commodity inventories	109	(400)	4,273
Loss (gain) on derivative contracts, net	794	(1,934)	521
Loss on securities, net	—	619	116
Dispositions of subsidiaries	(25,771)	10,219	(2,585)
Gains on settlements of liabilities	(9,502)	(3,779)	—
Change in fair value of loan payable at FVTPL	167	—	—
Other, including medical and real estate sectors	9,188	11,889	14,077
Total costs of sales and services	$129,522	$263,586	$1,061,052

*       Includes credit losses of  $9,957 on receivables due from former consolidated entities in the year ended December 31, 2018 (2017: $8,585 and 2016: $11,296).

Schedule of costs of sales and services
Years ended December 31:	2018	2017	2016
Inventories as costs of goods sold (including depreciation, amortization and depletion expenses allocated to costs of goods sold)	$92,138	$206,644	$974,497

Schedule of selling, general and administrative expenses
As at December 31:	2018	2017
Compensation (wages and salaries)	$10,305	$16,369
Legal and professional	4,469	8,860
Accounting	1,784	1,979
Consulting and fees	4,276	5,506
Depreciation and amortization	254	1,640
Office	1,026	1,797
Other	4,251	9,321
	$26,365	$45,472

Schedule of nature of expenses incurred in continuing operations
Years Ended December 31:	2018	2017	2016
Depreciation, amortization and depletion	$5,712	$6,732	$11,951
Employee benefits expenses*	18,403	21,016	31,890

*       Employee benefits expenses do not include the directors’ fees. For directors’ fees, please see Note 28.